Related parties - Additional information (Details) $ / shares in Units, € in Thousands														12 Months Ended
	Sep. 15, 2020 USD ($)	Apr. 01, 2020	Apr. 01, 2020	Apr. 01, 2020 shares	Nov. 19, 2019 USD ($)	Apr. 01, 2019	Apr. 01, 2019 shares	Apr. 01, 2019 shares	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) t	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares shares $ / shares	Dec. 31, 2019 EUR (€) shares shares	Dec. 31, 2018 USD ($)	Apr. 30, 2020 installment	Apr. 30, 2019 installment
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)														0					0	0
Vesting period																			5 years	5 years
Number of share options forfeited in share-based payment arrangement														0					0	0
Fuel oil swapped | t																	51,000
Consideration paid (received)	$ 20,500,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 400,000
Other borrowings (Note 16)														$ 1,273,413,000	$ 1,273,413,000	$ 1,273,413,000	$ 1,273,413,000	$ 1,273,413,000	$ 1,744,859,000		$ 1,768,510,000
Other related parties | Compagnie Maritime Belge | General and administrative services
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions															1,578				1,336		1,151
Other related parties | Compagnie Maritime Belge | Software development
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions															0				167,000	€ 150
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture					50.00%
Related Party Secured Term Loan					$ 36,700,000
Related Party Revolving Credit Agreement					$ 3,000,000.0
Joint ventures where entity is venturer | Reslea N.V.
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions															335,033				290,858		185,326
Joint ventures
Disclosure of transactions between related parties [line items]
Guaranteed portion of related party debt															45,200,000				69,600,000
Joint ventures | Tankers (UK) Agencies Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture														50.00%
Subsidiaries | Tankers International LLC
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions															218,074				216,750		$ 227,089
Stock Option | Executive Committee
Disclosure of transactions between related parties [line items]
Number of options granted (in shares) | shares													236,590
Stock Option | Executive Committee (Excluding Chief Executive Officer)
Disclosure of transactions between related parties [line items]
Vesting period													13 years
Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period		3 years				3 years
Number of installments | installment																						3	3
Restricted stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)			144,392	144,392			152,346	152,346
Number of instruments granted in share-based payment arrangement (in shares) | shares													65,433
Number of options vested (in shares)																12,696		12,696
Phantom Stock Units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares) | shares										154,432	66,449	54,616
Annual vesting percentage											33.30%	33.30%
Joint Venture Credit Facility | Joint ventures
Disclosure of transactions between related parties [line items]
Other borrowings (Note 16)														$ 90,400,000	$ 90,400,000	$ 90,400,000	$ 90,400,000	$ 90,400,000	$ 139,200,000
Transaction based incentive plan
Disclosure of transactions between related parties [line items]
Vesting period																			5 years	5 years
Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares) | shares									1,200,000
Number of share options forfeited in share-based payment arrangement | shares																			400,000	400,000
Second anniversary | Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																			12.00%	12.00%
Target share price (in USD per share) | $ / shares																			$ 12
Third anniversary | Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																			16.00%	16.00%
Target share price (in USD per share) | $ / shares																			$ 14
Fourth anniversary | Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																			25.00%	25.00%
Target share price (in USD per share) | $ / shares																			$ 16
Tranche Four | Transaction based incentive plan | Phantom Stock Units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																			44.00%	44.00%
Target share price (in USD per share) | $ / shares																			$ 18